Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Variable Insurance Products Fund III
Entity Central Index Key	0000927384
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
VIP Value Strategies Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 715,953,051
Holdings Count | shares	125
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$715,953,051
Number of Holdings	125
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.4 Industrials 18.8 Consumer Discretionary 9.9 Energy 8.4 Materials 8.3 Utilities 7.0 Health Care 6.0 Consumer Staples 5.9 Real Estate 5.7 Information Technology 5.4 Communication Services 2.9 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Canada 5.2 Puerto Rico 0.9 India 0.7 Spain 0.6 Sweden 0.6 Switzerland 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Canadian Natural Resources Ltd 1.9 Expro Group Holdings NV 1.8 Global Payments Inc 1.7 CVS Health Corp 1.6 First Citizens BancShares Inc/NC Class A 1.6 East West Bancorp Inc 1.5 PG&E Corp 1.5 Cigna Group/The 1.5 Flex Ltd 1.5 Apollo Global Management Inc 1.4 16.0
VIP Value Strategies Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 715,953,051
Holdings Count | shares	125
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$715,953,051
Number of Holdings	125
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.4 Industrials 18.8 Consumer Discretionary 9.9 Energy 8.4 Materials 8.3 Utilities 7.0 Health Care 6.0 Consumer Staples 5.9 Real Estate 5.7 Information Technology 5.4 Communication Services 2.9 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Canada 5.2 Puerto Rico 0.9 India 0.7 Spain 0.6 Sweden 0.6 Switzerland 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Canadian Natural Resources Ltd 1.9 Expro Group Holdings NV 1.8 Global Payments Inc 1.7 CVS Health Corp 1.6 First Citizens BancShares Inc/NC Class A 1.6 East West Bancorp Inc 1.5 PG&E Corp 1.5 Cigna Group/The 1.5 Flex Ltd 1.5 Apollo Global Management Inc 1.4 16.0
VIP Mid Cap Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 31	0.59%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.59%
Net Assets	$ 7,239,760,022
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,239,760,022
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.3 Financials 14.9 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.3 Real Estate 7.1 Materials 6.1 Energy 4.8 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Israel 1.7 United Kingdom 1.7 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.5 US Foods Holding Corp 1.3 Performance Food Group Co 1.2 KBR Inc 1.2 Primerica Inc 1.1 AptarGroup Inc 1.1 Bj's Wholesale Club Holdings Inc 1.1 13.4
VIP Value Strategies Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 715,953,051
Holdings Count | shares	125
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$715,953,051
Number of Holdings	125
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.4 Industrials 18.8 Consumer Discretionary 9.9 Energy 8.4 Materials 8.3 Utilities 7.0 Health Care 6.0 Consumer Staples 5.9 Real Estate 5.7 Information Technology 5.4 Communication Services 2.9 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Canada 5.2 Puerto Rico 0.9 India 0.7 Spain 0.6 Sweden 0.6 Switzerland 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Canadian Natural Resources Ltd 1.9 Expro Group Holdings NV 1.8 Global Payments Inc 1.7 CVS Health Corp 1.6 First Citizens BancShares Inc/NC Class A 1.6 East West Bancorp Inc 1.5 PG&E Corp 1.5 Cigna Group/The 1.5 Flex Ltd 1.5 Apollo Global Management Inc 1.4 16.0
VIP Balanced Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 26	0.50%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%
Net Assets	$ 7,359,579,841
Holdings Count | shares	320
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,359,579,841
Number of Holdings	320
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.5 AAA 3.0 AA 0.0 A 3.1 BBB 4.7 BB 1.2 B 0.3 Not Rated 0.2 Equities 63.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.7 Financials 8.1 Health Care 7.7 Consumer Discretionary 6.5 Communication Services 6.2 Industrials 5.4 Consumer Staples 3.6 Energy 2.4 Utilities 1.4 Materials 1.4 Real Estate 1.3 Common Stocks 63.5 Bonds 36.0 Preferred Stocks 0.2 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.8 Microsoft Corp 5.7 NVIDIA Corp 4.8 US Treasury Bonds 3.9 Uniform Mortgage Backed Securities 3.6 Apple Inc 3.1 Amazon.com Inc 3.1 Alphabet Inc Class A 2.2 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 0.4 40.7
VIP Growth & Income Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 27	0.50%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%
Net Assets	$ 2,358,057,803
Holdings Count | shares	180
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,358,057,803
Number of Holdings	180
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Financials 18.4 Industrials 15.8 Health Care 11.9 Energy 9.8 Consumer Staples 5.7 Communication Services 4.1 Utilities 2.2 Consumer Discretionary 1.9 Materials 1.4 Real Estate 1.3 Common Stocks 98.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 90.8 Canada 1.5 Germany 1.4 United Kingdom 1.2 Netherlands 1.0 France 0.7 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 9.3 Exxon Mobil Corp 7.1 Wells Fargo & Co 5.8 General Electric Co 5.0 NVIDIA Corp 4.7 Apple Inc 3.0 Bank of America Corp 2.9 Unitedhealth Group Inc 1.9 Visa Inc Class A 1.9 Boeing Co 1.8 43.4
VIP Balanced Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
Net Assets	$ 7,359,579,841
Holdings Count | shares	320
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,359,579,841
Number of Holdings	320
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.5 AAA 3.0 AA 0.0 A 3.1 BBB 4.7 BB 1.2 B 0.3 Not Rated 0.2 Equities 63.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.7 Financials 8.1 Health Care 7.7 Consumer Discretionary 6.5 Communication Services 6.2 Industrials 5.4 Consumer Staples 3.6 Energy 2.4 Utilities 1.4 Materials 1.4 Real Estate 1.3 Common Stocks 63.5 Bonds 36.0 Preferred Stocks 0.2 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.8 Microsoft Corp 5.7 NVIDIA Corp 4.8 US Treasury Bonds 3.9 Uniform Mortgage Backed Securities 3.6 Apple Inc 3.1 Amazon.com Inc 3.1 Alphabet Inc Class A 2.2 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 0.4 40.7
VIP Mid Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
Net Assets	$ 7,239,760,022
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,239,760,022
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.3 Financials 14.9 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.3 Real Estate 7.1 Materials 6.1 Energy 4.8 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Israel 1.7 United Kingdom 1.7 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.5 US Foods Holding Corp 1.3 Performance Food Group Co 1.2 KBR Inc 1.2 Primerica Inc 1.1 AptarGroup Inc 1.1 Bj's Wholesale Club Holdings Inc 1.1 13.4
VIP Mid Cap Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 7,239,760,022
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,239,760,022
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.3 Financials 14.9 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.3 Real Estate 7.1 Materials 6.1 Energy 4.8 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Israel 1.7 United Kingdom 1.7 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.5 US Foods Holding Corp 1.3 Performance Food Group Co 1.2 KBR Inc 1.2 Primerica Inc 1.1 AptarGroup Inc 1.1 Bj's Wholesale Club Holdings Inc 1.1 13.4
VIP Growth Opportunities Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 38	0.68%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.68%
Net Assets	$ 3,545,837,106
Holdings Count | shares	192
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,545,837,106
Number of Holdings	192
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.2 Consumer Discretionary 10.3 Health Care 9.3 Industrials 6.5 Financials 3.3 Utilities 0.6 Consumer Staples 0.4 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 1.8 Domestic Equity Funds 0.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Singapore 1.9 China 1.8 Taiwan 1.5 France 0.7 United Kingdom 0.3 Netherlands 0.3 India 0.3 Canada 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 9.5 Meta Platforms Inc Class A 5.9 Apple Inc 5.3 Amazon.com Inc 5.1 Alphabet Inc Class C 4.6 Uber Technologies Inc 3.1 Roku Inc Class A 2.4 Eli Lilly & Co 2.3 Broadcom Inc 2.3 54.5
VIP Growth Opportunities Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 33	0.59%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.59%
Net Assets	$ 3,545,837,106
Holdings Count | shares	192
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,545,837,106
Number of Holdings	192
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.2 Consumer Discretionary 10.3 Health Care 9.3 Industrials 6.5 Financials 3.3 Utilities 0.6 Consumer Staples 0.4 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 1.8 Domestic Equity Funds 0.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Singapore 1.9 China 1.8 Taiwan 1.5 France 0.7 United Kingdom 0.3 Netherlands 0.3 India 0.3 Canada 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 9.5 Meta Platforms Inc Class A 5.9 Apple Inc 5.3 Amazon.com Inc 5.1 Alphabet Inc Class C 4.6 Uber Technologies Inc 3.1 Roku Inc Class A 2.4 Eli Lilly & Co 2.3 Broadcom Inc 2.3 54.5
VIP Growth & Income Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 2,358,057,803
Holdings Count | shares	180
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,358,057,803
Number of Holdings	180
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Financials 18.4 Industrials 15.8 Health Care 11.9 Energy 9.8 Consumer Staples 5.7 Communication Services 4.1 Utilities 2.2 Consumer Discretionary 1.9 Materials 1.4 Real Estate 1.3 Common Stocks 98.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 90.8 Canada 1.5 Germany 1.4 United Kingdom 1.2 Netherlands 1.0 France 0.7 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 9.3 Exxon Mobil Corp 7.1 Wells Fargo & Co 5.8 General Electric Co 5.0 NVIDIA Corp 4.7 Apple Inc 3.0 Bank of America Corp 2.9 Unitedhealth Group Inc 1.9 Visa Inc Class A 1.9 Boeing Co 1.8 43.4
VIP Growth Opportunities Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 37	0.66%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.66%
Net Assets	$ 3,545,837,106
Holdings Count | shares	192
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,545,837,106
Number of Holdings	192
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.2 Consumer Discretionary 10.3 Health Care 9.3 Industrials 6.5 Financials 3.3 Utilities 0.6 Consumer Staples 0.4 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 1.8 Domestic Equity Funds 0.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Singapore 1.9 China 1.8 Taiwan 1.5 France 0.7 United Kingdom 0.3 Netherlands 0.3 India 0.3 Canada 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 9.5 Meta Platforms Inc Class A 5.9 Apple Inc 5.3 Amazon.com Inc 5.1 Alphabet Inc Class C 4.6 Uber Technologies Inc 3.1 Roku Inc Class A 2.4 Eli Lilly & Co 2.3 Broadcom Inc 2.3 54.5
VIP Balanced Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 28	0.53%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%
Net Assets	$ 7,359,579,841
Holdings Count | shares	320
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,359,579,841
Number of Holdings	320
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.5 AAA 3.0 AA 0.0 A 3.1 BBB 4.7 BB 1.2 B 0.3 Not Rated 0.2 Equities 63.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.7 Financials 8.1 Health Care 7.7 Consumer Discretionary 6.5 Communication Services 6.2 Industrials 5.4 Consumer Staples 3.6 Energy 2.4 Utilities 1.4 Materials 1.4 Real Estate 1.3 Common Stocks 63.5 Bonds 36.0 Preferred Stocks 0.2 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.8 Microsoft Corp 5.7 NVIDIA Corp 4.8 US Treasury Bonds 3.9 Uniform Mortgage Backed Securities 3.6 Apple Inc 3.1 Amazon.com Inc 3.1 Alphabet Inc Class A 2.2 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 0.4 40.7
VIP Dynamic Capital Appreciation Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
Net Assets	$ 270,413,995
Holdings Count | shares	157
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$270,413,995
Number of Holdings	157
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.6 Health Care 14.5 Industrials 13.9 Financials 10.2 Consumer Discretionary 8.9 Communication Services 8.6 Energy 2.8 Materials 1.6 Consumer Staples 1.2 Common Stocks 99.1 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 87.8 Netherlands 3.5 Canada 1.5 China 1.4 Taiwan 1.2 Israel 1.0 Brazil 0.9 France 0.8 Japan 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 10.0 Apple Inc 8.9 NVIDIA Corp 5.8 Amazon.com Inc 4.2 Uber Technologies Inc 3.1 Boston Scientific Corp 2.9 Mastercard Inc Class A 2.3 Alphabet Inc Class A 1.9 Ingersoll Rand Inc 1.8 Netflix Inc 1.7 42.6
VIP Balanced Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Balanced Portfolio
Class Name	VIP Balanced Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Balanced Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
Net Assets	$ 7,359,579,841
Holdings Count | shares	320
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,359,579,841
Number of Holdings	320
Portfolio Turnover	25%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.5 AAA 3.0 AA 0.0 A 3.1 BBB 4.7 BB 1.2 B 0.3 Not Rated 0.2 Equities 63.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. MARKET SECTORS (% of Fund's net assets) Information Technology 19.7 Financials 8.1 Health Care 7.7 Consumer Discretionary 6.5 Communication Services 6.2 Industrials 5.4 Consumer Staples 3.6 Energy 2.4 Utilities 1.4 Materials 1.4 Real Estate 1.3 Common Stocks 63.5 Bonds 36.0 Preferred Stocks 0.2 Other Investments 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 11.8 Microsoft Corp 5.7 NVIDIA Corp 4.8 US Treasury Bonds 3.9 Uniform Mortgage Backed Securities 3.6 Apple Inc 3.1 Amazon.com Inc 3.1 Alphabet Inc Class A 2.2 Meta Platforms Inc Class A 2.1 Fannie Mae Mortgage pass-thru certificates 0.4 40.7
VIP Dynamic Capital Appreciation Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 47	0.88%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%
Net Assets	$ 270,413,995
Holdings Count | shares	157
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$270,413,995
Number of Holdings	157
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.6 Health Care 14.5 Industrials 13.9 Financials 10.2 Consumer Discretionary 8.9 Communication Services 8.6 Energy 2.8 Materials 1.6 Consumer Staples 1.2 Common Stocks 99.1 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 87.8 Netherlands 3.5 Canada 1.5 China 1.4 Taiwan 1.2 Israel 1.0 Brazil 0.9 France 0.8 Japan 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 10.0 Apple Inc 8.9 NVIDIA Corp 5.8 Amazon.com Inc 4.2 Uber Technologies Inc 3.1 Boston Scientific Corp 2.9 Mastercard Inc Class A 2.3 Alphabet Inc Class A 1.9 Ingersoll Rand Inc 1.8 Netflix Inc 1.7 42.6
VIP Growth Opportunities Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth Opportunities Portfolio
Class Name	VIP Growth Opportunities Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth Opportunities Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 46	0.83%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.83%
Net Assets	$ 3,545,837,106
Holdings Count | shares	192
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$3,545,837,106
Number of Holdings	192
Portfolio Turnover	62%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.0 Communication Services 21.2 Consumer Discretionary 10.3 Health Care 9.3 Industrials 6.5 Financials 3.3 Utilities 0.6 Consumer Staples 0.4 Energy 0.1 Materials 0.1 Common Stocks 97.0 Preferred Stocks 1.8 Domestic Equity Funds 0.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 92.5 Singapore 1.9 China 1.8 Taiwan 1.5 France 0.7 United Kingdom 0.3 Netherlands 0.3 India 0.3 Canada 0.2 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) NVIDIA Corp 14.0 Microsoft Corp 9.5 Meta Platforms Inc Class A 5.9 Apple Inc 5.3 Amazon.com Inc 5.1 Alphabet Inc Class C 4.6 Uber Technologies Inc 3.1 Roku Inc Class A 2.4 Eli Lilly & Co 2.3 Broadcom Inc 2.3 54.5
VIP Dynamic Capital Appreciation Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 34	0.63%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.63%
Net Assets	$ 270,413,995
Holdings Count | shares	157
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$270,413,995
Number of Holdings	157
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.6 Health Care 14.5 Industrials 13.9 Financials 10.2 Consumer Discretionary 8.9 Communication Services 8.6 Energy 2.8 Materials 1.6 Consumer Staples 1.2 Common Stocks 99.1 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 87.8 Netherlands 3.5 Canada 1.5 China 1.4 Taiwan 1.2 Israel 1.0 Brazil 0.9 France 0.8 Japan 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 10.0 Apple Inc 8.9 NVIDIA Corp 5.8 Amazon.com Inc 4.2 Uber Technologies Inc 3.1 Boston Scientific Corp 2.9 Mastercard Inc Class A 2.3 Alphabet Inc Class A 1.9 Ingersoll Rand Inc 1.8 Netflix Inc 1.7 42.6
VIP Mid Cap Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Mid Cap Portfolio
Class Name	VIP Mid Cap Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Mid Cap Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 44	0.84%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%
Net Assets	$ 7,239,760,022
Holdings Count | shares	191
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$7,239,760,022
Number of Holdings	191
Portfolio Turnover	35%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 23.3 Financials 14.9 Consumer Discretionary 12.8 Information Technology 11.9 Health Care 7.3 Real Estate 7.1 Materials 6.1 Energy 4.8 Consumer Staples 4.6 Utilities 3.9 Communication Services 2.7 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) United States 91.0 Israel 1.7 United Kingdom 1.7 Canada 1.1 Sweden 1.1 Puerto Rico 0.8 Japan 0.6 Belgium 0.6 Brazil 0.4 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) ITT Inc 1.8 Williams-Sonoma Inc 1.6 nVent Electric PLC 1.5 Reinsurance Group of America Inc 1.5 US Foods Holding Corp 1.3 Performance Food Group Co 1.2 KBR Inc 1.2 Primerica Inc 1.1 AptarGroup Inc 1.1 Bj's Wholesale Club Holdings Inc 1.1 13.4
VIP Growth & Income Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 31	0.58%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%
Net Assets	$ 2,358,057,803
Holdings Count | shares	180
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,358,057,803
Number of Holdings	180
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Financials 18.4 Industrials 15.8 Health Care 11.9 Energy 9.8 Consumer Staples 5.7 Communication Services 4.1 Utilities 2.2 Consumer Discretionary 1.9 Materials 1.4 Real Estate 1.3 Common Stocks 98.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 90.8 Canada 1.5 Germany 1.4 United Kingdom 1.2 Netherlands 1.0 France 0.7 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 9.3 Exxon Mobil Corp 7.1 Wells Fargo & Co 5.8 General Electric Co 5.0 NVIDIA Corp 4.7 Apple Inc 3.0 Bank of America Corp 2.9 Unitedhealth Group Inc 1.9 Visa Inc Class A 1.9 Boeing Co 1.8 43.4
VIP Dynamic Capital Appreciation Portfolio - Investor Class
Shareholder Report [Line Items]
Fund Name	VIP Dynamic Capital Appreciation Portfolio
Class Name	VIP Dynamic Capital Appreciation Portfolio Investor Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Dynamic Capital Appreciation Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 38	0.71%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.71%
Net Assets	$ 270,413,995
Holdings Count | shares	157
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$270,413,995
Number of Holdings	157
Portfolio Turnover	51%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 37.6 Health Care 14.5 Industrials 13.9 Financials 10.2 Consumer Discretionary 8.9 Communication Services 8.6 Energy 2.8 Materials 1.6 Consumer Staples 1.2 Common Stocks 99.1 Preferred Stocks 0.2 Preferred Securities 0.0 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 87.8 Netherlands 3.5 Canada 1.5 China 1.4 Taiwan 1.2 Israel 1.0 Brazil 0.9 France 0.8 Japan 0.6 Others 1.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 10.0 Apple Inc 8.9 NVIDIA Corp 5.8 Amazon.com Inc 4.2 Uber Technologies Inc 3.1 Boston Scientific Corp 2.9 Mastercard Inc Class A 2.3 Alphabet Inc Class A 1.9 Ingersoll Rand Inc 1.8 Netflix Inc 1.7 42.6
VIP Value Strategies Portfolio - Initial Class
Shareholder Report [Line Items]
Fund Name	VIP Value Strategies Portfolio
Class Name	VIP Value Strategies Portfolio Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Value Strategies Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 715,953,051
Holdings Count | shares	125
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$715,953,051
Number of Holdings	125
Portfolio Turnover	71%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 19.4 Industrials 18.8 Consumer Discretionary 9.9 Energy 8.4 Materials 8.3 Utilities 7.0 Health Care 6.0 Consumer Staples 5.9 Real Estate 5.7 Information Technology 5.4 Communication Services 2.9 Common Stocks 97.7 Short-Term Investments and Net Other Assets (Liabilities) 2.3 ASSET ALLOCATION (% of Fund's net assets) United States 91.6 Canada 5.2 Puerto Rico 0.9 India 0.7 Spain 0.6 Sweden 0.6 Switzerland 0.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Canadian Natural Resources Ltd 1.9 Expro Group Holdings NV 1.8 Global Payments Inc 1.7 CVS Health Corp 1.6 First Citizens BancShares Inc/NC Class A 1.6 East West Bancorp Inc 1.5 PG&E Corp 1.5 Cigna Group/The 1.5 Flex Ltd 1.5 Apollo Global Management Inc 1.4 16.0
VIP Growth & Income Portfolio - Service Class 2
Shareholder Report [Line Items]
Fund Name	VIP Growth & Income Portfolio
Class Name	VIP Growth & Income Portfolio Service Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about VIP Growth & Income Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 40	0.75%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Net Assets	$ 2,358,057,803
Holdings Count | shares	180
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$2,358,057,803
Number of Holdings	180
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.8 Financials 18.4 Industrials 15.8 Health Care 11.9 Energy 9.8 Consumer Staples 5.7 Communication Services 4.1 Utilities 2.2 Consumer Discretionary 1.9 Materials 1.4 Real Estate 1.3 Common Stocks 98.3 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.7 ASSET ALLOCATION (% of Fund's net assets) United States 90.8 Canada 1.5 Germany 1.4 United Kingdom 1.2 Netherlands 1.0 France 0.7 Belgium 0.7 Zambia 0.6 China 0.6 Others 1.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 9.3 Exxon Mobil Corp 7.1 Wells Fargo & Co 5.8 General Electric Co 5.0 NVIDIA Corp 4.7 Apple Inc 3.0 Bank of America Corp 2.9 Unitedhealth Group Inc 1.9 Visa Inc Class A 1.9 Boeing Co 1.8 43.4